Concentrations (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%	100.00%
Inventory purchases | Supplier concentration risk | Three vendors
Concentration Risk [Line Items]
Concentration risk, percentage			76.00%
Inventory purchases | Supplier concentration risk | One vendor
Concentration Risk [Line Items]
Concentration risk, percentage				74.00%
Accounts receivable | Customer concentration risk | Two customers
Concentration Risk [Line Items]
Concentration risk, percentage	63.00%		72.00%
Accounts receivable | Customer concentration risk | One customer
Concentration Risk [Line Items]
Concentration risk, percentage				44.00%
Gross sales | Customer concentration risk | Two customers
Concentration Risk [Line Items]
Concentration risk, percentage	42.00%		38.00%